LOANS (Schedule of Nonaccrual Loans) (Details) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Recorded Investment [Line Items]
Non-accrual loans	$ 6,620	$ 8,382	$ 8,536
Commercial, Financial and Agricultural [Member]
Financing Receivable, Recorded Investment [Line Items]
Non-accrual loans	629	668	1,113
Real Estate - Construction [Member]
Financing Receivable, Recorded Investment [Line Items]
Non-accrual loans	603	593	673
Real Estate - Mortgage [Member]
Financing Receivable, Recorded Investment [Line Items]
Non-accrual loans	5,351	7,065	6,668
Installment Loans to Individuals [Member]
Financing Receivable, Recorded Investment [Line Items]
Non-accrual loans	37	56	82
All Other Loans [Member]
Financing Receivable, Recorded Investment [Line Items]
Non-accrual loans